4. Stock-Based Compensation (Tables)	3 Months Ended
Sep. 23, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Summary of Outstanding Stock Options
	Three Months Ended
	September 23, 2018	September 24, 2017
	Shares	Shares
Outstanding at beginning of year	478,056	478,056

Granted	—	—
Exercised	—	—
Forfeited/Canceled/Expired	(100,000)	—

Outstanding at end of period	378,056	478,056

Exercisable at end of Period	378,056	438,056

Schedule of Summary of Restricted Stock Units
Number of Restricted Stock Units

Unvested at June 24, 2018	908,293
Granted	—
Vested	—
Forfeited	(134,723)
Unvested at September 23, 2018	773,570